Acquisitions (Details) - EUR (€) € in Millions	Mar. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	€ 2,099.4	€ 2,099.4
Intangibles	2,457.0	2,455.7
Inventories	428.1	410.6
Deferred tax liabilities	(442.0)	(437.6)
Trade and other payables	(718.9)	(692.0)
Assets (liabilities)	€ 2,355.9	€ 2,299.0